Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 1,565	$ 4,222	$ 3,966
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	1,760	1,561	1,216
Amortization of issuance costs on convertible bonds	1	1	1
Loss on financial instruments, net	1	0	0
Non-cash stock-based compensation	222	236	215
Other non-cash items	(213)	(125)	(69)
Deferred income tax	124	19	3
Changes in assets and liabilities:
Trade receivables, net	(32)	229	(231)
Inventories	(167)	(72)	(650)
Trade payables	(35)	(238)	240
Other assets and liabilities, net	(261)	159	511
Net cash from operating activities	2,965	5,992	5,202
Cash flows used in investing activities:
Payment for purchase of tangible assets	(3,088)	(4,439)	(3,549)
Proceeds from capital grants and other contributions	441	320	21
Proceeds from sale of tangible assets	5	8	4
Payment for purchase of marketable securities	(2,980)	(1,653)	(687)
Proceeds from matured marketable securities	2,251	750	0
Net proceeds from (investment in) short-term deposits	(225)	(645)	(293)
Payment for purchase of intangible assets	(93)	(97)	(87)
Payment for purchase of financial assets	(53)	(10)	0
Net cash used in investing activities	(3,742)	(5,766)	(4,591)
Cash flows from (used in) financing activities:
Proceeds from long-term debt	300	329	200
Repayment of long-term debt	(203)	(169)	(134)
Repurchase of common stock	(359)	(346)	(346)
Dividends paid to stockholders	(288)	(223)	(212)
Dividends paid to noncontrolling interest	(5)	(6)	(6)
Proceeds from noncontrolling interest	104	52	0
Proceeds from advances on capital grants	344	152	0
Payment for withholding tax on vested shares	(44)	(54)	(44)
Payment for deferred consideration on business acquisitions	0	0	(25)
Other financing activities	(4)	(2)	0
Net cash used in financing activities	(155)	(267)	(567)
Effect of changes in exchange rates	(8)	5	(11)
Net cash increase (decrease)	(940)	(36)	33
Cash and cash equivalents at beginning of the period	3,222	3,258	3,225
Cash and cash equivalents at end of the period	2,282	3,222	3,258
Supplemental cash information:
Interest paid	67	31	2
Income tax paid	$ 197	$ 489	$ 416